Combined Consolidated Statements of Changes in Owners' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2008
Combined Consolidated Statement of Changes in Equity and Comprehensive Loss
Preferred Units, Offering Costs	$ 60